Financial obligations (Details) - USD ($)	Dec. 31, 2025	Feb. 04, 2025	Dec. 31, 2024
Disclosure of Financial obligations [Line Items]
Financial liabilities	$ 709,667,000		$ 626,782,000
Classification by maturity:
Finance lease	7,412,000		7,473,000
Total current debt	8,929,000		9,169,000
Non-current portion	700,738,000		617,613,000
Financial Liabilities	709,667,000		626,782,000
Senior Notes At 6.80 Percent Due 2032
Disclosure of Financial obligations [Line Items]
Notional amount	$ 635,880,000	$ 650,000,000	0
Classification by maturity:
Borrowings, interest rate	6.80%	6.80%
Senior Notes at 5.50 Percent Due 2026
Disclosure of Financial obligations [Line Items]
Notional amount	$ 0		546,184,000
Classification by maturity:
Borrowings, interest rate	5.50%
Banco de Credito del Peru [member] | Empresa de Generacin Huanza S.A
Classification by maturity:
Finance Lease Liabilities IAS17	$ 66,375,000		$ 73,125,000